Commitments - Estimated Value of Contracts (Detail) - Infrastructure and service works - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingencies [line items]
Estimated value of contracts	$ 49,170,056	$ 73,387,702
Up to 1 year
Commitments and contingencies [line items]
Estimated value of contracts	11,081,914	26,894,474
1 to 3 years
Commitments and contingencies [line items]
Estimated value of contracts	25,038,616	28,447,421
4 to 5 years
Commitments and contingencies [line items]
Estimated value of contracts	13,049,526	17,469,459
More than 5 years
Commitments and contingencies [line items]
Estimated value of contracts	$ 0	$ 576,348